Share repurchase program (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Credit Suisse
Share Repurchse Program [Line Items]
Shares transferred as consideration for the acquisition			(175,649,481)
From 2022
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | $		$ 6,000
Shares aquired as part of the share repurchase program	121,000,000	121,000,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 2,138	$ 2,277
Treasury shares to be cancelled	121,000,000	121,000,000
From 2024
Share Repurchse Program [Line Items]
Shares aquired as part of the share repurchase program	33,000,000	33,000,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 871	$ 1,000